FEDERAL HOME LOAN BANK ADVANCES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
FEDERAL HOME LOAN BANK ADVANCES [Abstract]
Maturities dates, minimum	2016
Maturities dates, maximum	2024
Maturities fixed rates, minimum	2.16%	2.16%
Maturities fixed rates, maximum	6.70%	6.70%
Maturities weighted average rate	2.94%	2.95%
Borrowing capacity of Association	$ 60,854